UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Advisory Research MLP & Energy Infrastructure Fund
(MLPPX)

SEMI-ANNUAL REPORT
May 31, 2014

Advisory Research MLP & Energy Infrastructure Fund
a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Expense Example	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the Advisory Research MLP & Energy Infrastructure Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a Private Placement Memorandum (“PPM”).

8235 Forsyth Boulevard, Suite 700 Saint Louis, Missouri 63105 Telephone: 314 446-6750 www.advisoryresearch.com

MLP & Energy Infrastructure Fund
(“MLPPX”)
May 31, 2014

Dear Shareholder,

Thank you for your investment in the Advisory Research MLP & Energy Infrastructure Fund (“the Fund”).  This report covers the six month period ended May 31, 2014 as well as an overall update on the Fund’s investments.

Our firm, Advisory Research, Inc., serves as investment advisor for the Fund.  We manage Master Limited Partnerships (“MLPs”) and energy infrastructure assets for investment companies, institutions and high net worth individuals.

The Fund’s investment objective is long-term capital appreciation and current income.  The Fund will seek to meet its investment objective by opportunistically investing in energy infrastructure securities, with an emphasis on MLPs and entities affiliated with MLPs.  We believe that a well constructed portfolio of energy infrastructure investments has the potential to provide investors with a mix of current income, growth potential, low correlation to other asset classes, and some tax advantages.  The Fund will invest in both equity and fixed income securities with the asset allocation being a function of current opportunities.

We expect the Fund to exhibit high correlation to and aim to generate similar returns with the Alerian MLP Index (Index), but with less volatility and more liquidity over a full market cycle. In general, we would expect the Fund to underperform when the Index is generating higher than average returns and to outperform when the Index performs at less than its long-term potential.

We are pleased that the Fund generated results consistent with our expectations for the six month, one year and since its September 9, 2010 inception date.

Total Returns as of May 31, 2014

Six Month Period	Performance	Volatility1	Correlation to Index
MLPPX	14.6%	7.4%	83%
Alerian MLP Index	11.6%	9.9%

1 Year Period	Annualized Performance	Annualized Volatility1	Correlation to Index
MLPPX	20.0%	8.1%	85%
Alerian MLP Index	18.4%	11.7%

Since Inception (9/9/2010)	Annualized Performance	Annualized Volatility1	Correlation to Index
MLPPX	17.1%	10.3%	89%
Alerian MLP Index	18.5%	14.2%

1
Standard deviation is annualized based on daily total returns and indicates the volatility of a fund’s total returns.  In general, the higher the standard deviation, the greater the volatility of return.

The performance data quoted represents past performance.  Past performance is no guarantee of future results.  Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling 1-314-446-6747.  The total returns are net of fees and expenses and include the reinvestment of dividends and capital gains.

1

For the six month and one year periods the Fund is ahead of the benchmark, while over the since inception period the performance, while strong in absolute terms, is lagging the Alerian MLP Index.  It is important to note that MLPs have been in the bull market portion of a market cycle since the Fund’s inception.  We expect the long term returns of the Alerian MLP Index to possibly be 5-9% per annum, considerably lower than the performance in the 1 year and since inception periods. We believe the Fund has the potential to generate returns consistent with the Alerian MLP Index over a full market cycle.

Consistent with our expectations, the Fund has generated return volatility that is materially lower than the Alerian MLP Index.  Volatility for the Fund for the six month, one year and since inception periods was 7.4%, 8.1% and 10.3% respectively.  Volatility for the Alerian MLP Index over the same periods was 9.9%, 11.7% and 14.2%.  The lower volatility is derived from the Fund’s diversified portfolio, in particular the fixed income securities.

The risk adjusted return of the Fund is compelling over the six month and since inception periods.  We use the information ratio, measured as total return per unit of annualized standard deviation, to illustrate risk adjusted returns.

	Information Ratio
	6 month	1 Year	Since inception
MLPPX	2.0	2.5	1.7
Alerian MLP Index	1.2	1.6	1.3

The Fund continued to exhibit strong correlation to the Alerian MLP Index. The Fund had a correlation of 83%, 85% and 89% over the six month, one year and since inception periods, respectively, compared to the Alerian MLP Index. We expect that the Fund’s focus on buying MLPs and other securities closely related to MLPs will help keep the correlation with the Alerian MLP Index high over time. Since inception, we have preferred MLPs and MLP-related equities in comparison to fixed income securities. This preference tends to increase the Fund’s correlation to the S&P 500 while it decreases the correlation to bond indices. We expect the correlation statistics to remain near current levels so long as our asset allocation preferences stay the same.

The Fund’s flexible design seeks to take full advantage of the asset allocation and security selection opportunities we see. Fund returns have benefited from asset allocation and security selection decisions.

Since inception we have overweighted the combined MLP and equity holdings and underweighted the debt in comparison to our long term targets. MLPs and equities have substantially outperformed fixed income over both the six month and since inception periods. We anticipate continuing to overweight MLPs and equities. It is worth noting that the fixed income securities hurt relative returns over both the six month and since inception periods but greatly reduced the volatility of the portfolio in addition to providing significant liquidity. Our portfolio is significantly more liquid than a portfolio restricted to owning only MLPs.

Security selection has been strong. We have added significant value in our selection of MLPs, energy infrastructure equities and energy infrastructure fixed income securities for the six month and since inception periods. The energy infrastructure equities (non-MLP) in the portfolio, on average, generated cumulative total returns significantly higher than the S&P 500 Energy Sector driven by identifying equities likely to benefit from MLP-related buyouts or restructurings. Our debt selection was also strong with the average fixed income security producing a significantly higher return than the Barclays Aggregate Bond Index return. Our fixed income selection benefited from a preference for taking on credit risk as opposed to interest rate risk.

The Fund will continue to opportunistically invest in energy infrastructure via MLPs, equity securities and fixed income securities. The Fund is significantly weighted to MLPs and equities as we remain concerned about the valuation of fixed income assets. At May 31, 2014, the Fund had 78% of its assets in MLPs and equities. Although we remain significantly invested in MLPs and equities, we believe MLP and equity market returns will moderate in the 2nd half of 2014 and we believe that the Fund’s diversified approach will benefit in 2014 relative to an equity-only approach.

Our outlook for 2014 is influenced by our views on interest rates, MLP fundamentals, and regulatory developments. First and foremost are interest rates: we continue to expect reference rates and interbank lending rates to remain historically low and that the Federal Reserve will do a better job in the coming months of signaling this to market. Broadly, we expect yields on fixed income securities to continue to rise, albeit gradually, as the Fed continues to “taper” its purchases of Treasuries and mortgage-backed securities.

2

MLP fundamentals remain strong as these companies scramble to meet the demand for new infrastructure in the dynamically shifting energy industry.  These efforts, in addition to continued consolidation in the space, suggest a continuation of strong distribution growth for 2014.  As the industry wrestles with the United States’ new future based upon energy abundance rather than scarcity, we think it is highly likely that MLPs serve as major players in building the assets needed to meet these future needs.  Our research indicates that MLPs are now building more than one-third of all new U.S. energy infrastructure.

Policy and regulatory debates typically influence MLP performance in the short term, and influence our allocations over the long-term.  Today, we view a meaningful change in the tax system as unlikely and a specific change to MLP tax status as even less so.  The upcoming mid-term elections will no doubt come into full focus in the coming months and this could lead to volatility in the markets as leaders position themselves for re-election and meaningful policy debates serve as the piñata for both parties.

We believe this environment, combined with strong energy infrastructure fundamentals should lead to a positive return from MLPs in 2014; however, we have been surprised by the very strong results generated over the past 6 months.  We are adjusting our long term return expectations for MLPs to 5-9% per annum, down from our long-term expected range of 8-10% from eighteen months ago.  The lower return expectation simply reflects the substantial gains from 2013 and 2014 that are already in hand.  We do caution that it is highly likely that MLPs will experience a 10% pullback in 2014, which is typical of the asset class, and if MLP prices surge at some point in the year, a larger correction is possible.  All things being equal, a meaningful pullback would present a buying opportunity for longer-term investors and in either case we expect to end the year higher than where we started.

In general U.S. equity returns have been strong for the past year and we expect this to persist in 2014 as the U.S. economy moves forward haltingly and interest rates remain at a low level.  We expect our portfolio of energy infrastructure equities (non-MLP) to perform well in 2014.  We expect our fixed income portfolio to deliver positive returns in 2014 as their high coupons and improving credit stories support better valuations.  We believe that the Fund’s diversified approach will benefit in 2014 relative to an MLP-dedicated approach.

As a shareholder, you will receive a 1099 tax form in 2015.  Therefore, if you are a tax-exempt investor holding Fund shares you generally will not have unrelated business taxable income (“UBTI”) attributable to your ownership or sale of the Fund shares unless your ownership of the shares is debt-financed.  Similarly, it is generally expected that you will not become subject to additional state and local income tax return filing requirements by reason of your holdings of Fund shares.  Please consult your tax advisor for information specific to your situation.

We appreciate your investment in the Fund.

Sincerely, Advisory Research, Inc.

Alerian MLP Index is a composite of the 50 most prominent energy master limited partnerships calculated using a float-adjusted, capitalization-weighted methodology. The since inception performance shown for the index is that of the Fund’s inception.

Barclays U.S. Aggregate Bond Index covers the U.S. dollar denominated, investment-grade, fixed rate, taxable bond market of SEC registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, Mortgage Backed Securities (agency fixed-rate and hybrid Adjustable Rate Mortgage pass-throughs), Asset Backed Securities, and Collateralized Mortgage Backed Securities sectors.

S&P 500 Index is a value weighted index of the prices of 500 large cap common stocks actively traded in the United States.

3

S&P 500 Energy Index is comprised those companies in the S&P 500 that are classified as members of the GICS energy sector.

Master limited partnership (MLP) is a limited partnership that is publicly traded on a securities exchange. It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities.

An investment in vehicles like MLPPX are speculative investments and are not suitable for all investors, nor do they represent a complete investment program. MLPPX is available only to qualified investors who are comfortable with the substantial risks associated with investing in similar vehicles and understand that losses may occur. An investment in a vehicle like MLPPX includes the risks inherent in an investment in securities, market risk, industry concentration risk, MLP Units risk, general MLP risk, energy and natural resource company risk, depletion and exploration risk, marine transportation companies risk, regulatory risk, commodity pricing risk, weather risk, cash flow risk, affiliated party risk, catastrophe risk, acquisition risk, natural resources sector risk, foreign securities risk, ETF risk, credit risk, interest rate risk, high yield securities risk, derivatives risk, leveraging risk, tax risk, non-diversification risk, advisor risk. For complete descriptions of risks, please refer to the Fund’s Private Placement Memorandum (“PPM”).

The Fund is non-diversified, which means that the Fund may focus its investments in the securities of relatively few issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. This and other important information about the Fund can be found in the PPM which preceded this report.

The views in this shareholder letter were those of the Investment Advisor as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.

4

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 19.5%
	ENERGY – 16.6%
	Chesapeake Energy Corp.
$750,000	7.250%, 12/15/2018	$886,875
650,000	6.625%, 8/15/2020	749,125
1,000,000	CONSOL Energy, Inc. 8.250%, 4/1/20201	1,087,500
550,000	Denbury Resources, Inc. 4.625%, 7/15/20231	529,375
875,000	EQT Corp. 4.875%, 11/15/2021	947,460
700,000	Exterran Holdings, Inc. 7.250%, 12/1/20181	739,375
275,000	QEP Resources, Inc. 6.875%, 3/1/2021	305,937
750,000	Tesoro Corp. 5.375%, 10/1/20221	783,750
		6,029,397
	INDUSTRIAL – 2.9%
910,000	Teekay Corp. 8.500%, 1/15/20202	1,052,188

	TOTAL CORPORATE BONDS (Cost $6,648,031)	7,081,585

Number of Shares

	COMMON STOCKS – 53.6%
	ENERGY – 49.3%
46,427	Enbridge Energy Management LLC	1,384,920
30,640	Enbridge, Inc.2	1,455,094
14,095	EQT Corp.	1,506,474
17,505	Kinder Morgan Management LLC	1,261,590
38,095	Kinder Morgan, Inc.	1,271,992
21,715	ONEOK, Inc.	1,400,400
79,885	Plains GP Holdings LP - Class A	2,204,826
36,260	Spectra Energy Corp.	1,471,431
18,240	Targa Resources Corp.	2,096,870
29,125	TransCanada Corp.2	1,358,681
52,065	Williams Cos., Inc.	2,444,972
		17,857,250
	INDUSTRIAL – 2.0%
20,156	Teekay Offshore Partners LP2	718,965

	UTILITIES – 2.3%
22,555	NiSource, Inc.	842,880

5

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TOTAL COMMON STOCKS (Cost $14,576,623)	$19,419,095

	MASTER LIMITED PARTNERSHIPS – 24.6%
	ENERGY – 22.8%
9,300	Access Midstream Partners LP	585,807
7,240	Buckeye Partners LP	568,051
69,167	Crestwood Equity Partners LP	971,796
11,775	DCP Midstream Partners LP	632,435
9,630	Enable Midstream Partners LP*	244,602
44,920	Energy Transfer Equity LP	2,289,123
10,865	Enterprise Products Partners LP	812,919
7,205	EV Energy Partner LP	266,081
8,225	MarkWest Energy Partners LP	509,539
10,145	Plains All American Pipeline LP	572,888
7,390	Tesoro Logistics LP	515,083
6,605	Valero Energy Partners LP	293,460
		8,261,784
	UTILITIES – 1.8%
12,665	Western Gas Equity Partners LP	658,073

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $5,774,405)	8,919,857

	SHORT-TERM INVESTMENTS – 1.6%
576,935	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.01%3	576,935

	TOTAL SHORT-TERM INVESTMENTS (Cost $576,935)	576,935

	TOTAL INVESTMENTS – 99.3% (Cost $27,575,994)	35,997,472
	Other Assets in Excess of Liabilities – 0.7%	270,796

	TOTAL NET ASSETS – 100.0%	$36,268,268

LLC – Limited Liability Company
LP – Limited Partnership

*	Non-income producing security.
1	Callable.
2	Foreign security denominated in U.S. Dollars.
3	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

6

Advisory Research MLP & Energy Infrastructure Fund
SUMMARY OF INVESTMENTS
As of May 31, 2014 (Unaudited)

Security Type	Percent of Total Net Assets
Corporate Bonds
Energy	16.6%
Industrial	2.9%
Total Corporate Bonds	19.5%
Common Stocks
Energy	49.3%
Utilities	2.3%
Industrial	2.0%
Total Common Stocks	53.6%
Master Limited Partnerships
Energy	22.8%
Utilities	1.8%
Total Master Limited Partnerships	24.6%
Short-Term Investments	1.6%
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

7

Advisory Research MLP & Energy Infrastructure Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2014 (Unaudited)

Assets:
Investments, at value (cost $27,575,994)	$35,997,472
Receivables:
Investment securities sold	178,798
Dividends and interest	149,885
Prepaid expenses	305
Total assets	36,326,460

Liabilities:
Payables:
Advisory fees	14,388
Auditing fees	8,352
Fund accounting fees	8,428
Administration fees	6,805
Transfer agent fees and expenses	5,333
Custody fees	4,886
Chief Compliance Officer fees	1,286
Trustees' fees and expenses	1,031
Accrued other expenses	7,683
Total liabilities	58,192

Net Assets	$36,268,268

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of
shares authorized)	$28,493,915
Accumulated net investment loss	(1,175,345)
Accumulated net realized gain on investments	528,220
Net unrealized appreciation on investments	8,421,478
Net Assets	$36,268,268

Shares of beneficial interest issued and outstanding	2,647,981
Net asset value per share	$13.70

See accompanying Notes to Financial Statements.

8

Advisory Research MLP & Energy Infrastructure Fund
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $6,145)	$236,729
Interest	195,878
Total investment income	432,607

Expenses:
Advisory fees	125,953
Fund accounting fees	24,233
Administration fees	23,574
Transfer agent fees and expenses	12,267
Custody fees	8,377
Auditing fees	8,352
Legal fees	6,233
Chief Compliance Officer fees	2,792
Miscellaneous	2,493
Shareholder reporting fees	2,095
Trustees' fees and expenses	1,645
Registration fees	1,198
Insurance fees	723

Total expenses	219,935
Advisory fees waived	(52,000)
Net expenses	167,935
Net investment income	264,672

Realized and Unrealized Gain on Investments
Net realized gain	530,138
Net change in unrealized appreciation/depreciation on investments	3,828,939
Net realized and unrealized gain on investments	4,359,077

Net Increase in Net Assets from Operations	$4,623,749

See accompanying Notes to Financial Statements.

9

Advisory Research MLP & Energy Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Year Ended November 30, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$264,672	$454,617
Net realized gain on investments, purchased options contracts
and written options contracts	530,138	1,732,155
Net change in unrealized appreciation/depreciation on investments
and written options contracts	3,828,939	2,481,912
Net increase from payment by affiliates (Note 3)	-	7,721
Net increase in net assets resulting from operations	4,623,749	4,676,405

Distributions to Shareholders:
From net investment income	(916,806)	(244,875)
From net realized gains	(448,288)	(2,977,660)
Total distributions to shareholders	(1,365,094)	(3,222,535)

Capital Transactions:
Proceeds from shares sold	275,000	1,400,000
Reinvestment of distributions	915,122	2,220,377
Cost of shares redeemed1	-	(100,080)
Net increase in net assets from capital transactions	1,190,122	3,520,297

Total increase in net assets	4,448,777	4,974,167

Net Assets:
Beginning of period	31,819,491	26,845,324
End of period	$36,268,268	$31,819,491

Accumulated net investment loss	$(1,175,345)	$(523,211)

Capital Share Transactions:
Shares sold	20,977	118,203
Shares reinvested	70,543	191,432
Shares redeemed	-	(8,071)
Net increase in capital share transactions	91,520	301,564

1	Net of redemption fee proceeds of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

10

Advisory Research MLP & Energy Infrastructure Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2014 (Unaudited)		For the Year Ended November 30, 2013	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011	For the Period September 9, 2010* through November 30, 2010

Net asset value, beginning of period	$12.45		$11.91	$11.25	$10.48	$10.00
Income from Investment Operations:
Net investment income1	0.10		0.19	0.22	0.18	0.07
Net realized and unrealized gain on investments	1.67		1.71	1.06	1.19	0.51
Total from investment operations	1.77		1.90	1.28	1.37	0.58

Less distributions:
From net investment income	(0.35)		(0.10)	(0.22)	(0.13)	(0.03)
From net realized gain	(0.17)		(1.26)	(0.40)	(0.36)	(0.04)
From return of capital	-		-	-	(0.11)	(0.03)
Total distributions	(0.52)		(1.36)	(0.62)	(0.60)	(0.10)

Redemption fee proceeds	-		-	-	-	-

Net asset value, end of period	$13.70		$12.45	$11.91	$11.25	$10.48

Total return2	14.57%	3	17.32%	11.60%	13.26%	5.80%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,268		$31,819	$26,845	$22,368	$8,432

Ratio of expenses to average net assets: 4
Before fees waived and expenses absorbed	1.31%	5	1.40%	1.47%	2.13%	5.89%	5
After fees waived and expenses absorbed	1.00%	5	1.00%	1.00%	1.00%	1.00%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.27%	5	1.12%	1.36%	0.50%	(1.25%)	5
After fees waived and expenses absorbed	1.58%	5	1.52%	1.83%	1.63%	3.64%	5
Portfolio turnover rate	15%	3	56%	103%	99%	25%	3

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not Annualized.
4	The Advisor has contractually agreed to limit the operating expenses to 1.00%.
5	Annualized.

See accompanying Notes to Financial Statements.

11

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2014 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Energy Infrastructure Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Prior to December 27, 2013, the Fund was known as FAMCO MLP & Energy Infrastructure. The Fund’s primary investment objective is long-term capital appreciation and current income. The Fund commenced investment operations on September 9, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

12

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(e) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(f) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

The Fund did not hold any written options contracts as of and during the six-months ended May 31, 2014.

13

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

(g) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the six months ended May 31, 2014, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisory Research, Inc. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A) expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of the Fund's average daily net assets until March 31, 2015.

For the six months ended May 31, 2014, the Advisor waived $52,000 of its advisory fees. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At November 30, 2013, the amount of these potentially recoverable expenses was $477,203. The Advisor may recapture all or a portion of this amount no later than November 30, of the years stated below:

14

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

2014	$184,964
2015	121,321
2016	118,918
2017	52,000

The Advisor reimbursed the Fund $7,721 for losses from a trade error during the fiscal year ended November 30, 2013. This amount is reported on the Fund’s Statements of Changes under the caption “Net increase from payment by affiliates” for that period. This reimbursement had no impact to the Fund’s performance.

IMST Distributors, LLC serves as the Fund’s placement agent; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended May 31, 2014, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At May 31, 2014, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$27,642,569

Gross unrealized appreciation	8,633,087
Gross unrealized depreciation	(278,184)

Net unrealized appreciation on investments	$8,354,903

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

15

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

As of November 30, 2013, the components of accumulated earnings (deficit) for the Fund on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	455,895
Tax accumulated earnings	455,895

Accumulated capital, other losses and partial MLP dispositions	(1,183,562)
Net unrealized appreciation on investments	5,243,365
Total accumulated earnings	$4,515,698

The tax character of distributions paid during the fiscal years ended November 30, 2013 and November 30, 2012 for the Fund was as follows:

Distribution paid from:	2013	2012
Ordinary income	$809,231	1,085,100
Long-term capital gains	2,413,304	280,332
Tax return of capital	-	-
Total distributions paid	$3,222,535	1,365,432

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase.  For the six months ended May 31, 2014, the Fund received $0 in redemption fees.

Note 6 –Investment Transactions
For the six months ended May 31, 2014, purchases and sales of investments, excluding short-term investments, were $4,930,886 and $5,213,772, respectively.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

16

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds
Energy	$-	$6,029,397	$-	$6,029,397
Industrial	-	1,052,188	-	1,052,188
Common Stocks
Energy	17,857,250	-	-	17,857,250
Industrial	718,965	-	-	718,965
Utilities	842,880	-	-	842,880
Master Limited Partnerships
Energy	8,261,784	-	-	8,261,784
Utilities	658,073	-	-	658,073
Short-Term Investments	576,935			576,935
Total Investments	$28,915,887	$7,081,585	$-	$35,997,472

*	The Fund did not hold any Level 3 securities at period end.

17

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 9 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund did not invest in any derivatives or engage in any hedging activities as of and during the six months ended May 31, 2014.

Note 10 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 11 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

(a) At a meeting of the Board of Trustees of Investment Managers Series Trust (the “Trust”) held on June 19, 2014, John P. Zader indicated that he would be retiring from UMB Fund Services, Inc. on June 27, 2014, and resigned as President of the Trust. The Board of Trustees appointed Maureen Quill, Chief Operating Officer of UMB Fund Services, Inc., as President of the Trust effective June 20, 2014.  Mr. Zader will continue as a Trustee of the Trust.

(b) On May 20, 2014, the Board of Trustees approved a Plan of Exchange (the “Exchange”) under which the currently outstanding shares of the Fund are exchange for the newly created Class I shares of the Fund, which are registered under the Securities Act of 1933, as amended.   A special meeting of the shareholders of the Fund was held on July 16, 2014, at which the shareholders of the Fund approved the Exchange.

There were 2,647,981 shares outstanding on the record date of the special meeting of shareholders.  The percentage of shares outstanding and entitled to vote that were presented by proxy were 87.58%.  The number of votes was as follows:

For	Against	Abstain	Total
2,319,240	-	328,741	2,647,981

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

18

Advisory Research MLP & Energy Infrastructure Fund
EXPENSE EXAMPLE
For the Six Months Ended May 31, 2014 (Unaudited)

Expense Example
As a shareholder of the Advisory Research MLP & Energy Infrastructure Fund (the ”Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/1/13 through 5/31/14.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	12/1/13	5/31/14	12/1/13 – 5/31/14
Actual Performance	$1,000.00	$1,045.70	$5.35
Hypothetical (5% annual return before expenses)	1,000.00	1,019.95	5.03

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

19

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Advisory Research MLP & Energy Infrastructure Fund
a series of the Investment Managers Series Trust

Advisor
Advisory Research, Inc.
Two Prudential Plaza
180 N. Stetson, Suite 5500
Chicago, Illinois 60601

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Placement Agent
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Advisory Research MLP & Energy Infrastructure Fund	MLPPX	461 418 626

Privacy Principles of the Advisory Research MLP & Energy Infrastructure Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Advisory Research MLP & Energy Infrastructure Fund for their information.  It is not a Private Placement Memorandum, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (314) 446-6747, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (314) 446-6747, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (314) 446-6747. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Advisory Research MLP & Energy Infrastructure Fund
P.O. Box 2175
Milwaukee, WI 53201
(314) 446-6747

Advisory Research MLP & Energy Income Fund
(Class A:  INFRX)
(Class C:  INFFX)
(Class I:  INFIX)

SEMI-ANNUAL REPORT
May 31, 2014

Advisory Research MLP & Energy Income Fund
a series of the Investment Managers Series Trust

Table of Contents

Shareholder letter	1
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	15
Expense Example	22

This report and the financial statements contained herein are provided for the general information of the shareholders of the Advisory Research MLP & Energy Income Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.advisoryresearch.com

8235 Forsyth Boulevard, Suite 700 Saint Louis, Missouri 63105 Telephone: 314 446-6750 www.advisoryresearch.com

Advisory Research MLP & Energy Income Fund
(“INFIX/INFRX/INFFX”)
May 31, 2014

Dear Shareholder,

Thank you for your investment in the Advisory Research MLP & Energy Income Fund (“the Fund”).  This report covers the six month period ended May 31, 2014 as well as an overall update on the Fund’s investments.

Our firm, Advisory Research, Inc., serves as investment advisor for the Fund.  We manage Master Limited Partnerships (“MLPs”) and energy infrastructure assets for investment companies, institutions and high net worth individuals.

The Fund’s primary investment objective is to seek current income and secondarily, long-term capital appreciation.  The Fund will seek to meet its investment objective by opportunistically investing in energy infrastructure securities, with an emphasis on MLPs and entities affiliated with MLPs.  We believe that a well constructed portfolio of energy infrastructure investments has the potential to provide investors with a mix of current income, growth potential, low correlation to other asset classes, and some tax advantages.  The Fund will invest in both equity and fixed income securities with the asset allocation being a function of current opportunities.

We expect the Fund to exhibit high correlation to and aim to generate similar returns with the Alerian MLP Index (Index), but with less volatility and more liquidity over a full market cycle. In general, we would expect the Fund to underperform when the Index is generating higher than average returns and to outperform when the Index performs at less than its long-term potential.

We are pleased that the Fund generated results consistent with our expectations for the six month, one year and since its December 27, 2010 inception date.

Total Returns as of May 31, 2014

6 Month Period	Performance	Volatility1	Correlation to Index
INFIX	14.3%	6.8%	83%
Alerian MLP Index	11.6%	9.9%

1 Year Period	Annualized Performance	Annualized Volatility1	Correlation to Index
INFIX	19.2%	7.9%	85%
Alerian MLP Index	18.4%	11.7%

Since Inception (12/27/2010)	Performance	Volatility1	Correlation to Index
INFIX	15.7%	10.5%	90%
Alerian MLP Index	16.8%	14.6%

1
Standard deviation is annualized based on daily total returns and indicates the volatility of a fund’s total returns.  In general, the higher the standard deviation, the greater the volatility of return.

For the six month and one year periods the Fund is ahead of the benchmark, while over the since inception period the performance, while strong in absolute terms, is lagging the Alerian MLP Index.  It is important to note that MLPs have been in the bull market portion of a market cycle since the Fund’s inception.  We expect the long term returns of the Alerian MLP Index to possibly be 5-9% per annum, considerably lower than the performance in the 1 year and since inception periods.  We believe the Fund has the potential to generate returns consistent with the Alerian MLP Index over a full market cycle.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling 1-888-665-1414.  The total annual gross and net operating expense ratios for the Fund’s Class I shares are 1.20% and 1.26% respectively.2  There is a 2% redemption fee if redeemed within 90 days of purchase.

Consistent with our expectations, the Fund has generated return volatility that is materially lower than the Alerian MLP Index.  Volatility for the Fund for the six month, one year and since inception periods was 6.8%, 7.9% and 10.5% respectively.  Volatility for the Alerian MLP Index over the same periods was 9.9%, 11.7% and 14.6%.  The lower volatility is derived from the Fund’s diversified portfolio, in particular the fixed income securities.

The risk adjusted return of the Fund is compelling over the six month and since inception periods.  We use the information ratio, measured as total return per unit of annualized standard deviation, to illustrate risk adjusted returns.

	Information Ratio
	6 month	1 Year	Since Inception
INFIX	2.1	2.4	1.5
Alerian MLP Index	1.2	1.6	1.2

The Fund continued to exhibit strong correlation to the Alerian MLP Index.  The Fund had a correlation of 83%, 85% and 90% over the six month, one year and since inception periods, respectively, compared to the Alerian MLP Index.  We expect that the Fund’s focus on buying MLPs and other securities closely related to MLPs will help keep the correlation with the Alerian MLP Index high over time.  Since inception, we have preferred MLPs and MLP related equities in comparison to fixed income securities.  This preference tends to increase the Fund’s correlation to the S&P 500 while it decreases the correlation to bond indices.  We expect the correlation statistics to remain near current levels so long as our asset allocation preferences stay the same.

The Fund’s flexible design seeks to take full advantage of the asset allocation and security selection opportunities that we see. Fund returns have benefited from asset allocation and security selection decisions.

Since inception we have overweighted the combined MLP and equity holdings and underweighted the debt in comparison to our long term targets. MLPs and equities have substantially outperformed fixed income over both the six month and since inception periods.  We anticipate continuing to overweight MLPs and equities.  It is worth noting that the fixed income securities hurt relative returns over both the six month and since inception periods but greatly reduced the volatility of the portfolio in addition to providing significant liquidity.  Our portfolio is significantly more liquid than a portfolio restricted to owning only MLPs.

Security selection has been strong. We have added significant value in our selection of MLPs, energy infrastructure equities and energy infrastructure fixed income securities for the six month and since inception periods.  The energy infrastructure equities (non-MLP) in the portfolio, on average, generated cumulative total returns significantly higher than the S&P 500 Energy Sector driven by identifying equities likely to benefit from MLP-related buyouts or restructurings.  Our debt selection was also strong with the average fixed income security producing a significantly higher return than the Barclays Aggregate Bond Index return.  Our fixed income selection benefited from a preference for taking on credit risk as opposed to interest rate risk.

The Fund will continue to opportunistically invest in energy infrastructure via MLPs, equity securities and fixed income securities.  The Fund is significantly weighted to MLPs and equities as we remain concerned about the valuation of fixed income assets.  At May 31, 2014, the Fund had 70% of its assets in MLPs and equities.  Although we remain significantly invested in MLPs and equities, we believe MLP and equity market returns will moderate in the 2nd half of 2014 and we believe that the Fund’s diversified approach will benefit in 2014 relative to an equity-only approach.

Our outlook for 2014 is influenced by our views on interest rates, MLP fundamentals, and regulatory developments.  First and foremost are interest rates: we continue to expect reference rates and interbank lending rates to remain historically low and that the Federal Reserve will do a better job in the coming months of signaling this to market.  Broadly, we expect yields on fixed income securities to continue to rise, albeit gradually, as the Fed continues to “taper” its purchases of Treasuries and mortgage-backed securities.

MLP fundamentals remain strong as these companies scramble to meet the demand for new infrastructure in the dynamically shifting energy industry.  These efforts, in addition to continued consolidation in the space, suggest a continuation of strong distribution growth for 2014.  As the industry wrestles with the United States’ new future based upon energy abundance rather than scarcity, we think it is highly likely that MLPs serve as major players in building the assets needed to meet these future needs.  Our research indicates that MLPs are now building more than one-third of all new U.S. energy infrastructure.

Policy and regulatory debates typically influence MLP performance in the short term, and influence our allocations over the long-term.  Today, we view a meaningful change in the tax system as unlikely and a specific change to MLP tax status as even less so.  The upcoming mid-term elections will no doubt come into full focus in the coming months and this could lead to volatility in the markets as leaders position themselves for re-election and meaningful policy debates serve as the piñata for both parties.

We believe this environment, combined with strong energy infrastructure fundamentals should lead to a positive return from MLPs in 2014; however, we have been surprised by the very strong results generated over the past 6 months.  We are adjusting our long term return expectations for MLPs to 5-9% per annum, down from our long-term expected range of 8-10% from eighteen months ago. The lower return expectation simply reflects the substantial gains from 2013 and 2014 that are already in hand.  We do caution that it is highly likely that MLPs will experience a 10% pullback in 2014, which is typical of the asset class, and if MLP prices surge at some point in the year, a larger correction is possible.  All things being equal, a meaningful pullback would present a buying opportunity for longer-term investors and in either case we expect to end the year higher than where we started.

In general U.S. equity returns have been strong for the past year and we expect this to persist in 2014 as the U.S. economy moves forward haltingly and interest rates remain at a low level.  We expect our portfolio of energy infrastructure equities (non-MLP) to perform well in 2014.  We expect our fixed income portfolio to deliver positive returns in 2014 as their high coupons and improving credit stories support better valuations.  We believe that the Fund’s diversified approach will benefit in 2014 relative to an MLP-dedicated approach.

As a shareholder, you will receive a 1099 tax form in 2015.  Therefore, if you are a tax-exempt investor holding Fund shares you generally will not have unrelated business taxable income (“UBTI”) attributable to your ownership or sale of the Fund shares unless your ownership of the shares is debt-financed.  Similarly, it is generally expected that you will not become subject to additional state and local income tax return filing requirements by reason of your holdings of Fund shares.  Please consult your tax advisor for information specific to your situation.

We appreciate your investment in the Fund.

Sincerely,

Advisory Research, Inc.

This material must be preceded or accompanied by a current prospectus.

Alerian MLP Index is a composite of the 50 most prominent energy master limited partnerships calculated using a float-adjusted, capitalization-weighted methodology. The since inception performance shown for the index is that of the Fund’s inception.

Barclays U.S. Aggregate Bond Index covers the U.S. dollar denominated, investment-grade, fixed rate, taxable bond market of SEC registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, Mortgage Backed Securities (agency fixed-rate and hybrid Adjustable Rate Mortgage pass-throughs), Asset Backed Securities, and Collateralized Mortgage Backed Securities sectors.

S&P 500 Index is a value weighted index of the prices of 500 large cap common stocks actively traded in the United States.

S&P 500 Energy Index is comprised those companies in the S&P 500 that are classified as members of the GICS energy sector.

Indexes are un-managed and do not account for investment expenses.  You cannot invest directly in an index.

Master limited partnership (MLP) is a limited partnership that is publicly traded on a securities exchange. It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities.

Investing in MLPs differs from investments in common stock including risks related to cash flow, dilution and voting rights. Investments are concentrated in the energy infrastructure sector; with an exclusive emphasis on securities issued by MLPs. Concentration of the Fund's investment in the energy infrastructure sector, with an exclusive emphasis on securities issued by MLPs, may increase price fluctuation. Energy infrastructure companies are subject to risks specific to the industry such as fluctuations in commodity prices, reduced volumes of natural gas or other energy commodities, changes in the economy or the regulatory environment or extreme weather.  MLPs may trade less frequently than larger companies due to their smaller capitalizations which may result in erratic price movement or difficulty in buying or selling. MLPs are subject to significant regulation and may be adversely affected by changes in the regulatory environment including the risk that an MLP could lose its tax status as a partnership which could reduce the value and income produced from the Fund.

The use of leverage through borrowing may exaggerate the effect of the Fund's net asset value of any increase or decrease in the value of the MLPs or other investment purchased with the borrowings. Investing in debt securities involves additional risks including interest rate risk, credit risk and prepayment risk. High yield securities involve greater risk than investment grade securities and tend to be more sensitive to economic conditions and credit risk. The use of derivative instruments involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

The Fund intends to elect to be treated and to qualify each year, as a “regulated investment company” (RIC) under the U.S. Internal Revenue Code of 1986 (the “Code”). The Fund must meet certain source-of-income, asset diversification and annual distribution requirements to maintain RIC status. If for any taxable year the Fund fails to qualify as a RIC, all taxable income will be subject to federal income tax and possibly state and local income tax at regular corporate rates (without any deduction for distributions to shareholders) and any income available for distribution will be reduced.

2
The Advisor has contractually agreed to waive its fees and/or pay for expenses until March 31, 2015 and may be terminated by the Trust’s Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, for three years from the date of any such waiver or payment to the extent a class’s total annual fund operating expenses do not exceed the limits described above.

The views in this shareholder letter were those of the Investment Advisor as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2014 (Unaudited)

Principal
Amount		Value

	CORPORATE BONDS – 24.1%
	ENERGY – 22.4%
	Chesapeake Energy Corp.
$4,720,000	6.625%, 8/15/2020	$5,439,800
3,550,000	6.875%, 11/15/2020	4,126,875
	Concho Resources, Inc.
2,000,000	6.500%, 1/15/20221	2,215,000
2,500,000	5.500%, 4/1/20231	2,675,000
7,000,000	CONSOL Energy, Inc. 8.250%, 4/1/20201	7,612,500
7,791,000	DCP Midstream LLC 6.750%, 9/15/20372	9,322,882
5,000,000	Denbury Resources, Inc. 4.625%, 7/15/20231	4,812,500
	El Paso LLC
1,500,000	7.800%, 8/1/2031	1,623,750
8,320,000	7.750%, 1/15/2032	9,068,800
4,500,000	Exterran Holdings, Inc. 7.250%, 12/1/20181	4,753,125
11,000,000	NGPL PipeCo LLC 9.625%, 6/1/20191, 2	11,935,000
11,695,000	ONEOK, Inc. 6.000%, 6/15/2035	11,746,283
	QEP Resources, Inc.
1,000,000	6.800%, 4/1/2018	1,090,000
5,800,000	6.875%, 3/1/2021	6,452,500
10,000,000	Range Resources Corp. 5.000%, 3/15/20231	10,500,000
	Rockies Express Pipeline LLC
5,000,000	6.850%, 7/15/20182	5,287,500
9,500,000	5.625%, 4/15/20202	9,476,250
865,000	Sonat, Inc. 7.000%, 2/1/2018	952,214
4,000,000	Spectra Energy Capital LLC 6.750%, 2/15/2032	4,588,780
10,200,000	Tesoro Corp. 5.375%, 10/1/20221	10,659,000
6,500,000	TransCanada PipeLines Ltd. 7.625%, 1/15/20393	9,412,182
6,535,000	Western Refining, Inc. 6.250%, 4/1/20211	6,796,400
		140,546,341
	INDUSTRIAL – 1.7%
9,165,000	Teekay Corp. 8.500%, 1/15/20203	10,597,032

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2014 (Unaudited)

Number
of Shares		Value

	CORPORATE BONDS (Continued)
	TOTAL CORPORATE BONDS (Cost $144,416,769)	$151,143,373

	COMMON STOCKS – 46.0%
	ENERGY – 42.2%
719,842	Enbridge Energy Management LLC	21,472,881
466,155	Enbridge, Inc.3	22,137,701
205,380	EQT Corp.	21,951,014
266,525	Kinder Morgan Management LLC	19,208,460
577,620	Kinder Morgan, Inc.	19,286,732
335,745	ONEOK, Inc.	21,652,195
1,161,895	Plains GP Holdings LP - Class A	32,068,302
535,100	Spectra Energy Corp.	21,714,358
250,100	Targa Resources Corp.	28,751,496
446,420	TransCanada Corp.3	20,825,493
763,910	Williams Cos., Inc.	35,873,214
		264,941,846
	INDUSTRIAL – 1.7%
306,197	Teekay Offshore Partners LP3	10,922,047

	UTILITIES – 2.1%
346,235	NiSource, Inc.	12,938,802

	TOTAL COMMON STOCKS (Cost $231,087,946)	288,802,695

	MASTER LIMITED PARTNERSHIPS – 24.0%
	ENERGY – 22.3%
147,390	Access Midstream Partners LP	9,284,096
111,275	Buckeye Partners LP	8,730,636
1,223,192	Crestwood Equity Partners LP	17,185,848
177,249	DCP Midstream Partners LP	9,520,044
176,055	Enable Midstream Partners LP*	4,471,797
763,140	Energy Transfer Equity LP	38,889,614
166,860	Enterprise Products Partners LP	12,484,465
201,255	EV Energy Partner LP	7,432,347
124,730	MarkWest Energy Partners LP	7,727,024
156,620	Plains All American Pipeline LP	8,844,331
143,340	Tesoro Logistics LP	9,990,798
114,050	Valero Energy Partners LP	5,067,242
		139,628,242
	UTILITIES – 1.7%
33,255	PBF Logistics LP*	889,571

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2014 (Unaudited)

Number
of Shares		Value

	MASTER LIMITED PARTNERSHIPS (Continued)
	UTILITIES (Continued)
192,290	Western Gas Equity Partners LP	$9,991,389
		10,880,960
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $107,857,645)	150,509,202

	SHORT-TERM INVESTMENTS – 5.5%
34,323,527	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.01%4	34,323,527

	TOTAL SHORT-TERM INVESTMENTS (Cost $34,323,527)	34,323,527

	TOTAL INVESTMENTS – 99.6% (Cost $517,685,887)	624,778,797
	Other Assets in Excess of Liabilities – 0.4%	2,688,150

	TOTAL NET ASSETS – 100.0%	$627,466,947

LLC – Limited Liability Company
LP – Limited Partnership

*	Non-income producing security.
1	Callable.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

3	Foreign security denominated in U.S. Dollars.
4	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
SUMMARY OF INVESTMENTS
As of May 31, 2014 (Unaudited)

Security Type	Percent of Total Net Assets
Corporate Bonds
Energy	22.4%
Industrial	1.7%
Total Corporate Bonds	24.1%
Common Stocks
Energy	42.2%
Utilities	2.1%
Industrial	1.7%
Total Common Stocks	46.0%
Master Limited Partnerships
Energy	22.3%
Utilities	1.7%
Total Master Limited Partnerships	24.0%
Short-Term Investments	5.5%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2014 (Unaudited)

Assets:
Investments, at value (cost $517,685,887)	$624,778,797
Receivables:
Fund shares sold	1,094,515
Dividends and interest	3,240,121
Prepaid expenses	136,116
Total assets	629,249,549

Liabilities:
Payables:
Fund shares redeemed	145,968
Due to Custodian	952,862
Advisory fees	517,130
Distribution fees - Class A & Class C (Note 7)	73,397
Administration fees	38,005
Transfer agent fees and expenses	17,295
Fund accounting fees	16,156
Auditing fees	8,445
Custody fees	4,829
Trustees' fees and expenses	2,061
Chief Compliance Officer fees	981
Accrued other expenses	5,473
Total liabilities	1,782,602

Net Assets	$627,466,947

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$532,204,589
Accumulated net investment loss	(13,023,915)
Accumulated net realized gain on investments	1,193,363
Net unrealized appreciation on investments	107,092,910
Net Assets	$627,466,947

Class A Shares:
Net Assets applicable to shares outstanding	$54,541,953
Number of shares issued and outstanding	3,939,086
Redemption price per share*	$13.85
Maximum sales charge (5.50% of offering price)**	0.81
Maximum offering price to public	$14.66

Class C Shares:
Net Assets applicable to shares outstanding	$78,907,550
Number of shares issued and outstanding	5,687,278
Offering and redemption price per share*	$13.87

Class I Shares:
Net Assets applicable to shares outstanding	$494,017,444
Number of shares issued and outstanding	36,269,601
Offering and redemption price per share	$13.62

*
No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1% on any shares sold within 12 months of purchasing them.

**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2014 (Unaudited)

Investment Income
Dividends (net of foreign withholding taxes of $87,554)	$3,301,880
Interest	3,870,385
Total investment income	7,172,265

Expenses
Advisory fees	2,581,314
Distribution fees - Class C (Note 7)	304,884
Administration fees	156,298
Transfer agent fees and expenses	79,870
Fund accounting fees	62,419
Distribution fees - Class A (Note 7)	53,822
Custody fees	27,035
Registration fees	26,897
Miscellaneous	17,411
Shareholder reporting fees	14,704
Legal fees	9,969
Auditing fees	8,352
Trustees' fees and expenses	3,534
Chief Compliance Officer fees	2,982
Insurance fees	1,147

Total expenses	3,350,638
Advisory fees recovered	157,224
Net expenses	3,507,862
Net investment income	3,664,403

Realized and Unrealized Gain on Investments
Net realized gain	1,984,994
Net change in unrealized appreciation/depreciation on investments	64,743,319
Net realized and unrealized gain on investments	66,728,313

Net Increase in Net Assets from Operations	$70,392,716

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Year Ended November 30, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$3,664,403	$4,222,779
Net realized gain on investments, puchased options contracts
and written options contracts	1,984,994	9,046,363
Net change in unrealized appreciation/depreciation on investments,
and written options contracts	64,743,319	32,427,729
Net increase in net assets resulting from operations	70,392,716	45,696,871

Distributions to Shareholders:
From net investment income:
Class A	(1,168,190)	(208,736)
Class C	(1,417,054)	(4,713)
Class I	(11,954,271)	(3,481,792)
From capital gains:
Class A	-	(733,961)
Class C	-	(804,859)
Class I	-	(8,182,518)
From return of capital:
Class A	-	(429,852)
Class C	-	(372,339)
Class I	-	(5,290,831)
Total distributions to shareholders	(14,539,515)	(19,509,601)

Capital Transactions:
Net proceeds from shares sold:
Class A	21,240,364	19,961,559
Class C	26,703,993	39,347,735
Class I	173,664,818	275,387,424
Reinvestment of distributions:
Class A	662,557	703,393
Class C	444,833	527,897
Class I	7,709,217	12,144,006
Cost of shares redeemed:
Class A1	(2,687,227)	(4,189,968)
Class C2	(3,212,018)	(1,276,065)
Class I3	(80,631,454)	(152,387,577)
Net increase in net assets from capital transactions	143,895,083	190,218,404

Total increase in net assets	199,748,284	216,405,674

Net Assets
Beginning of period	427,718,663	211,312,989
End of period	$627,466,947	$427,718,663

Accumulated net investment loss	$(13,023,915)	$(2,148,803)

Capital Share Transactions:
Shares sold:
Class A	1,638,379	1,665,022
Class C	2,021,028	3,224,624
Class I	13,426,337	22,830,139
Shares reinvested:
Class A	49,474	57,686
Class C	33,165	43,256
Class I	585,499	1,010,274
Shares redeemed:
Class A	(205,377)	(342,951)
Class C	(244,747)	(104,514)
Class I	(6,234,183)	(12,574,724)
Net increase in capital share transactions	11,069,575	15,808,812

1	Net of redemption fee proceeds of $1,414 and $2,374, respectively.
2	Net of redemption fee proceeds of $892 and $4,060, respectively.
3	Net of redemption fee proceeds of $24,671 and $134,111, respectively.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended Ended May 31, 2014 (Unaudited)		For the Year Ended November 30, 2013		For the Year Ended November 30, 2012		For the Period May 18, 2011* through November 30, 2011

Net asset value, beginning of period	$12.44		$11.24		$10.79		$10.64
Income from Investment Operations:
Net investment income1	0.09		0.13		0.14		0.04
Net realized and unrealized gain on investments	1.66		1.68		0.92		0.41
Total from investment operations	1.75		1.81		1.06		0.45

Less distributions:
From net investment income	(0.34)		(0.09)		(0.10)		(0.05)
From net realized gain	-		(0.33)		(0.18)		(0.01)
From return of capital	-		(0.19)		(0.33)		(0.24)
Total distributions	(0.34)		(0.61)		(0.61)		(0.30)

Redemption fee proceeds	-	2	-	2	-	2	-	2

Net asset value, end of period	$13.85		$12.44		$11.24		$10.79

Total return3	14.17%	4	16.30%		10.02%		4.32%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$54,542		$30,567		$12,109		$1,606

Ratio of expenses to average net assets:5
Before fees waived/recovered	1.41%	6	1.44%		1.61%		2.76%	6
After fees waived/recovered	1.47%	6	1.50%		1.50%		1.50%	6
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	1.37%	6	1.14%		1.14%		(0.54%)	6
After fees waived/recovered	1.31%	6	1.08%		1.25%		0.72%	6
Portfolio turnover rate	11%	4	42%		101%		83%	4

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more, or a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain shares sold within 18 months. If the sales charges were included total returns would be lower.

4	Not annualized.
5	The Advisor has contractually agreed to limit the operating expenses to 1.50%.
6	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended Ended May 31, 2014 (Unaudited)		For the Year Ended November 30, 2013		For the Period April 2, 2012* through November 30, 2012

Net asset value, beginning of period	$12.46		$11.23		$11.20
Income from Investment Operations:
Net investment income1	0.04		0.04		0.05
Net realized and unrealized gain on investments	1.65		1.67		0.37
Total from investment operations	1.69		1.71		0.42

Less distributions:
From net investment income	(0.28)		-	2	(0.07)
From net realized gain	-		(0.33)		(0.11)
From return of capital	-		(0.15)		(0.21)
Total distributions	(0.28)		(0.48)		(0.39)

Redemption fee proceeds	-	2	-	2	-

Net asset value, end of period	$13.87		$12.46		$11.23

Total return3	13.64%	4	15.41%		3.80%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$78,908		$48,314		$8,024

Ratio of expenses to average net assets:5
Before fees waived/recovered	2.16%	6	2.19%		2.36%	6
After fees waived/recovered	2.22%	6	2.25%		2.25%	6
Ratio of net investment income to average net assets:
Before fees waived/recovered	0.62%	6	0.39%		0.52%	6
After fees waived/recovered	0.56%	6	0.33%		0.63%	6
Portfolio turnover rate	11%	4	42%		101%	4

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on any shares sold within 12 months. If the sales charge was included total returns would be lower.

4	Not annualized.
5	The Advisor has contractually agreed to limit the operating expenses to 2.25%.
6	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended Ended May 31, 2014 (Unaudited)		For the Year Ended November 30, 2013	For the Year Ended November 30, 2012		For the Period December 27, 2010* through November 30, 2011

Net asset value, beginning of period	$12.24		$11.10	$10.65		$10.00
Income from Investment Operations:
Net investment income1	0.10		0.16	0.17		0.12
Net realized and unrealized gain on investments	1.63		1.64	0.91		1.08
Total from investment operations	1.73		1.80	1.08		1.20

Less distributions:
From net investment income	(0.35)		(0.13)	(0.11)		(0.09)
From net realized gain	-		(0.33)	(0.18)		(0.02)
From return of capital	-		(0.21)	(0.34)		(0.44)
Total distributions	(0.35)		(0.67)	(0.63)		(0.55)

Redemption fee proceeds	-	2	0.01	-	2	-	2

Net asset value, end of period	$13.62		$12.24	$11.10		$10.65

Total return3	14.28%	4	16.56%	10.35%		12.18%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$494,017		$348,838	$191,180		$27,045

Ratio of expenses to average net assets:5
Before fees waived/recovered	1.16%	6	1.19%	1.36%		3.29%	6
After fees waived/recovered	1.22%	6	1.25%	1.25%		1.25%	6
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	1.62%	6	1.39%	1.42%		(0.79%)	6
After fees waived/recovered	1.56%	6	1.33%	1.53%		1.25%	6
Portfolio turnover rate	11%	4	42%	101%		83%	4

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	The Advisor has contractually agreed to limit the operating expenses to 1.25%.
6	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2014 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Energy Income Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Prior to December 31, 2013, the Fund was known as FAMCO MLP & Energy Income. The Fund primarily seeks current income and secondarily seeks long-term capital appreciation.  The Fund offers three classes of shares, Class A, Class C and Class I. Class A Shares commenced investment operations on May 18, 2011.  Class C Shares commenced investment operations on April 2, 2012.  Class I Shares commenced investment operations on December 27, 2010.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes.  If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries.  A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries.  At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(e) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(f) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

The Fund did not hold any written options contracts as of and during the six months ended May 31, 2014.

(g) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the six months ended May 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisory Research, Inc. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00%, of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A) expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Class A Shares, Class C Shares, and Class I Shares, respectively. This agreement is effective until March 31, 2015, and may be terminated by the Trust's Board of Trustees.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

For the six months ended May 31, 2014, the Advisor recovered $157,224 of previously waived advisory fees. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At May 31, 2014, the Advisor recovered all previously waived fees of $355,277.

IMST Distributors, LLC serves as the Fund’s placement agent; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended May 31, 2014, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At May 31, 2014, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$518,992,636

Gross unrealized appreciation	111,652,088
Gross unrealized depreciation	(5,865,927)

Net unrealized appreciation on investments	$105,786,161

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

As of November 30, 2013, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital, other losses and partial MLP dispositions	(9,391,620)
Net unrealized appreciation on investments	48,800,776
Total accumulated earnings	$39,409,156

The tax character of distributions paid during the fiscal years ended November 30, 2013 and November 30, 2012 for the Fund was as follows:

Distributions paid from:	2013	2012
Ordinary income	$9,155,823	$2,135,181
Long-term capital gains	4,260,756	1,840,100
Tax return of capital	6,093,022	4,681,256
Total distributions	$19,509,601	$8,656,537

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase.  For the six months ended May 31, 2014, the Fund received $26,977 redemption fees.

Note 6 – Investment Transactions
For the six months ended May 31, 2014, purchases and sales of investments, excluding short-term investments, were $165,885,894 and $54,405,872, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to Class A Shares of the Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. With respect to Class C Shares of the Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 1.00% of average daily net assets. Class I Shares of the Fund do not pay any distribution fees.

For the six months ended May 31, 2014 distribution fees for Class A and Class C incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds
Energy	$-	$140,546,341	$-	$140,546,341
Industrial	-	10,597,032	-	10,597,032
Common Stocks
Energy	264,941,846	-	-	264,941,846
Industrial	10,922,047	-	-	10,922,047
Utilities	12,938,802	-	-	12,938,802
Master Limited Partnerships
Energy	139,628,242	-	-	139,628,242
Utilities	10,880,960	-	-	10,880,960
Short-Term Investments	34,323,527	-	-	34,323,527
Total Investments	$473,635,424	$151,143,373	$-	$624,778,797

*	The Fund did not hold any Level 3 securities at period end.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund did not invest in any derivatives or engage in any hedging activities as of and during the six months ended May 31, 2014.

Note 11 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

At a meeting of the Board of Trustees of Investment Managers Series Trust (the “Trust”) held on June 19, 2014, John P. Zader indicated that he would be retiring from UMB Fund Services, Inc. on June 27, 2014, and resigned as President of the Trust. The Board of Trustees appointed Maureen Quill, Chief Operating Officer of UMB Fund Services, Inc., as President of the Trust effective June 20, 2014.  Mr. Zader will continue as a Trustee of the Trust.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Advisory Research MLP & Energy Income Fund
EXPENSE EXAMPLE
For the Six Months Ended May 31, 2014 (Unaudited)

Expense Example
As a shareholder of the Advisory Research MLP & Energy Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution (12b-1) fees (Class A & Class C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/1/13 to 5/31/14.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		12/1/13	5/31/14	12/1/13 - 5/31/14*
Class A	Actual Performance	$1,000.00	$1,141.70	$7.85
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.60	7.39
Class C	Actual Performance	1,000.00	1,136.40	11.81
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.87	11.13
Class I	Actual Performance	1,000.00	1,142.80	6.52
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.85	6.14

*
Expenses are equal to the Fund’s annualized expense ratio of 1.47%, 2.22% and 1.22% for Class A, Class C, and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).  The expense ratios reflect a recovery of previously waived and/or absorbed fees and/or expenses. Assumes all dividends and distributions were reinvested.

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Advisory Research MLP & Energy Income Fund
a series of the Investment Managers Series Trust

Advisor
Advisory Research, Inc.
Two Prudential Plaza
180 N. Stetson, Suite 5500
Chicago, Illinois 60601

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Advisory Research MLP & Energy Income Fund – Class A	INFRX	461 418 543
Advisory Research MLP & Energy Income Fund – Class C	INFFX	461 418 238
Advisory Research MLP & Energy Income Fund – Class I	INFIX	461 418 535

Privacy Principles of the Advisory Research MLP & Energy Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Advisory Research MLP & Energy Income Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 665-1414, on the Fund’s website at www.advisoryresearch.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 665-1414, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (888) 665-1414. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Advisory Research MLP & Energy Income Fund
P.O. Box 2175
Milwaukee, WI  53201
(888) 665-1414

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/8/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/8/2014